INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 1)	12 Months Ended
	Mar. 31, 2017 USD ($) Number		Mar. 31, 2016 USD ($) Number
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred | Number	7		7
Sale of Underlying Operating Partnership | Number	1		2
Partnership Proceeds from Disposition | $	$ 352,554	[1]	$ 6,721,378	[2]
Gain on Disposition | $	$ 402,562		$ 6,416,089
Series 15 [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred | Number	1		3
Sale of Underlying Operating Partnership | Number	0		1
Partnership Proceeds from Disposition | $	$ 16,000	[1]	$ 465,691	[2]
Gain on Disposition | $	$ 16,000		$ 465,691
Series 16 [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred | Number	2		1
Sale of Underlying Operating Partnership | Number	1		0
Partnership Proceeds from Disposition | $	$ 266,076	[1]	$ 243,000	[2]
Gain on Disposition | $	$ 316,084		$ 243,000
Series 17 [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred | Number	4		3
Sale of Underlying Operating Partnership | Number	0		1
Partnership Proceeds from Disposition | $	$ 70,478	[1]	$ 5,692,104	[2]
Gain on Disposition | $	$ 70,478		$ 5,692,104
Series 18 [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred | Number	0		0
Sale of Underlying Operating Partnership | Number	0		0
Partnership Proceeds from Disposition | $	$ 0	[1]	$ 320,583	[2]
Gain on Disposition | $	$ 0		$ 15,294
Series 19 [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred | Number	0		0
Sale of Underlying Operating Partnership | Number	0		0
Partnership Proceeds from Disposition | $	$ 0	[1]	$ 0	[2]
Gain on Disposition | $	$ 0		$ 0

[1]	Fund proceeds from disposition does not include $50,008 which was due to a writeoff of capital contributions payable to Series 16.
[2]	Fund proceeds from disposition include $305,289 which was receivable as of March 31, 2015 for Series 18.